BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Income (loss) attributable to Magal shareholders'	$ 4,094	$ 9,844	$ (6,205)
Denominator for basic net earnings per share weighted-average number of shares outstanding	16,003,482	12,645,283	10,396,548
Employee stock options	27,334
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	16,030,816	12,645,283	10,396,548